Investments and Derivative Instruments (Security Unrealized Loss Aging) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	$ 1,986		$ 5,234
Less Than 12 Months, Fair Value	1,892		4,863
Less Than 12 Months, Unrealized Losses	(94)		(371)
12 Months or More, Amortized Cost	5,588		8,166
12 Months or More, Fair Value	4,851		6,521
12 Months or More, Unrealized Losses	(729)		(1,601)
Amortized Cost	7,574		13,400
Fair Value	6,743		11,384
Unrealized Losses	(823)		(1,972)
ABS [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	77		420
Less Than 12 Months, Fair Value	76		385
Less Than 12 Months, Unrealized Losses	(1)		(35)
12 Months or More, Amortized Cost	787		1,002
12 Months or More, Fair Value	616		731
12 Months or More, Unrealized Losses	(171)		(271)
Amortized Cost	864		1,422
Fair Value	692		1,116
Unrealized Losses	(172)		(306)
Collateralized Debt Obligations [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	5	[1]	80
Less Than 12 Months, Fair Value	5	[1]	58
Less Than 12 Months, Unrealized Losses	0	[1]	(22)
12 Months or More, Amortized Cost	1,640	[1]	1,956
12 Months or More, Fair Value	1,515	[1]	1,706
12 Months or More, Unrealized Losses	(117)	[1]	(250)
Amortized Cost	1,645	[1]	2,036
Fair Value	1,520	[1]	1,764
Unrealized Losses	(117)	[1]	(272)
CMBS [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	192		911
Less Than 12 Months, Fair Value	179		830
Less Than 12 Months, Unrealized Losses	(13)		(81)
12 Months or More, Amortized Cost	795		1,303
12 Months or More, Fair Value	701		1,066
12 Months or More, Unrealized Losses	(94)		(237)
Amortized Cost	987		2,214
Fair Value	880		1,896
Unrealized Losses	(107)		(318)
Corporate [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	614		2,942	[1]
Less Than 12 Months, Fair Value	578		2,823	[1]
Less Than 12 Months, Unrealized Losses	(36)		(119)	[1]
12 Months or More, Amortized Cost	1,339		2,353	[1]
12 Months or More, Fair Value	1,154		1,889	[1]
12 Months or More, Unrealized Losses	(185)		(420)	[1]
Amortized Cost	1,953		5,295	[1]
Fair Value	1,732		4,712	[1]
Unrealized Losses	(221)		(539)	[1]
Foreign Government Debt Securities [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	318		24
Less Than 12 Months, Fair Value	290		23
Less Than 12 Months, Unrealized Losses	(28)		(1)
12 Months or More, Amortized Cost	7		40
12 Months or More, Fair Value	6		38
12 Months or More, Unrealized Losses	(1)		(2)
Amortized Cost	325		64
Fair Value	296		61
Unrealized Losses	(29)		(3)
Municipal [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	65		202
Less Than 12 Months, Fair Value	62		199
Less Than 12 Months, Unrealized Losses	(3)		(3)
12 Months or More, Amortized Cost	98		348
12 Months or More, Fair Value	87		300
12 Months or More, Unrealized Losses	(11)		(48)
Amortized Cost	163		550
Fair Value	149		499
Unrealized Losses	(14)		(51)
RMBS [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	322		355
Less Than 12 Months, Fair Value	321		271
Less Than 12 Months, Unrealized Losses	(1)		(84)
12 Months or More, Amortized Cost	750		1,060
12 Months or More, Fair Value	636		728
12 Months or More, Unrealized Losses	(114)		(332)
Amortized Cost	1,072		1,415
Fair Value	957		999
Unrealized Losses	(115)		(416)
U.S. Treasuries [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	384		185
Less Than 12 Months, Fair Value	372		184
Less Than 12 Months, Unrealized Losses	(12)		(1)
12 Months or More, Amortized Cost	0		0
12 Months or More, Fair Value	0		0
12 Months or More, Unrealized Losses	0		0
Amortized Cost	384		185
Fair Value	372		184
Unrealized Losses	(12)		(1)
Fixed maturities, AFS [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	1,977		5,119
Less Than 12 Months, Fair Value	1,883		4,773
Less Than 12 Months, Unrealized Losses	(94)		(346)
12 Months or More, Amortized Cost	5,416		8,062
12 Months or More, Fair Value	4,715		6,458
12 Months or More, Unrealized Losses	(693)		(1,560)
Amortized Cost	7,393		13,181
Fair Value	6,598		11,231
Unrealized Losses	(787)		(1,906)
Equity Securities [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	9		115
Less Than 12 Months, Fair Value	9		90
Less Than 12 Months, Unrealized Losses	0		(25)
12 Months or More, Amortized Cost	172		104
12 Months or More, Fair Value	136		63
12 Months or More, Unrealized Losses	(36)		(41)
Amortized Cost	181		219
Fair Value	145		153
Unrealized Losses	$ (36)		$ (66)

[1]	Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).